Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–83.11%
Australia–1.19%
BHP Group Ltd.	3,010	$76,018
Commonwealth Bank of Australia	335	38,033
Fortescue Ltd.	1,703	19,268
Glencore PLC(a)	8,623	34,607
Rio Tinto Ltd.	1,273	90,533
Rio Tinto PLC	1,078	64,205
Telstra Group Ltd.	27,048	86,204
Transurban Group	5,166	45,718
Wesfarmers Ltd.	669	36,594
Westpac Banking Corp.	483	10,428
Woolworths Group Ltd.	1,970	39,771
		541,379
Belgium–0.57%
Anheuser-Busch InBev S.A./N.V.	3,820	219,622
KBC Group N.V.	372	38,801
		258,423
Brazil–1.83%
Ambev S.A.	26,800	59,635
B3 S.A. - Brasil, Bolsa, Balcao	28,900	64,927
Banco Bradesco S.A., Preference Shares	19,800	54,914
Banco BTG Pactual S.A., Series CPO	2,700	18,868
Banco do Brasil S.A.	14,500	51,013
BB Seguridade Participacoes S.A.	2,600	15,648
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,400	27,080
CPFL Energia S.A.	1,100	7,447
Embraer S.A.	1,700	24,488
Equatorial Energia S.A.	1,700	10,343
Gerdau S.A., Preference Shares	10,100	30,375
Itau Unibanco Holding S.A., Preference Shares	9,600	60,279
Itausa S.A., Preference Shares	15,500	28,650
Localiza Rent a Car S.A.	1,400	8,658
Petroleo Brasileiro S.A., Preference Shares	21,700	126,490
PRIO S.A.(a)	1,600	12,055
Suzano S.A.	1,100	10,245
Telefonica Brasil S.A.	6,400	35,980
TIM S.A.	8,600	31,807
Vale S.A.	14,300	136,525
WEG S.A.	2,800	18,556
		833,983
Chile–0.27%
Banco de Chile	136,323	18,779
Cencosud S.A.	9,366	28,215
Empresas COPEC S.A.	1,858	12,301
Enel Americas S.A.	169,117	16,866
Falabella S.A.	1,896	9,455
LATAM Airlines Group S.A.(a)	1,680,283	36,746
		122,362
Shares		Value
China–12.90%
Agricultural Bank of China Ltd., H Shares	58,000	$37,997
Akeso, Inc.(a)(b)	2,000	38,998
Alibaba Group Holding Ltd.	40,100	602,894
Anhui Conch Cement Co. Ltd., H Shares	3,000	8,685
ANTA Sports Products Ltd.	1,600	18,365
Baidu, Inc., A Shares(a)	5,550	60,724
Bank of China Ltd., H Shares	685,000	395,391
Bank of Communications Co. Ltd., H Shares	119,000	107,203
BOC Hong Kong (Holdings) Ltd.	9,500	42,657
BYD Co. Ltd., H Shares	17,000	248,214
China CITIC Bank Corp. Ltd., H Shares	46,000	42,740
China Construction Bank Corp., H Shares	609,000	622,887
China Everbright Bank Co. Ltd., H Shares	20,000	9,398
China Feihe Ltd.(b)	11,000	6,540
China Galaxy Securities Co. Ltd., H Shares	8,000	10,811
China Hongqiao Group Ltd.	19,500	51,439
China International Capital Corp. Ltd., H Shares(b)	3,600	9,141
China Life Insurance Co. Ltd., H Shares	7,000	20,220
China Mengniu Dairy Co. Ltd.	11,000	22,891
China Merchants Bank Co. Ltd., H Shares	8,500	55,158
China Minsheng Banking Corp. Ltd., H Shares	47,000	28,289
China Overseas Land & Investment Ltd.	12,500	21,619
China Pacific Insurance (Group) Co. Ltd., H Shares	5,800	23,359
China Petroleum & Chemical Corp., H Shares	86,000	50,467
China Resources Land Ltd.	6,000	22,002
China Resources Mixc Lifestyle Services Ltd.(b)	2,400	11,145
China Taiping Insurance Holdings Co. Ltd.	4,400	9,777
Chongqing Rural Commercial Bank Co. Ltd., H Shares	18,000	14,277
CITIC Ltd.	15,000	22,503
CITIC Securities Co. Ltd., H Shares	3,500	12,298
COSCO SHIPPING Holdings Co. Ltd., H Shares	9,500	17,365
CSPC Pharmaceutical Group Ltd.	36,640	46,049
ENN Energy Holdings Ltd.	1,000	8,150
Full Truck Alliance Co. Ltd., ADR	1,487	17,175
Geely Automobile Holdings Ltd.	19,000	42,617
Giant Biogene Holding Co. Ltd.(b)	1,800	12,835
Great Wall Motor Co. Ltd.	7,500	12,239
Guangdong Investment Ltd.	10,000	8,901
Guotai Haitong Securities Co. Ltd., H Shares(b)	6,600	14,248
H World Group Ltd., ADR	223	6,962
Haier Smart Home Co. Ltd., H Shares	6,600	20,793
Industrial & Commercial Bank of China Ltd., H Shares	580,000	444,410
Innovent Biologics, Inc.(a)(b)	2,000	24,756
JD Health International, Inc.(a)(b)	1,650	10,551
JD.com, Inc., A Shares	13,466	212,250
Kanzhun Ltd., ADR(a)	446	8,456
KE Holdings, Inc., ADR	3,935	72,483
Kingdee International Software Group Co. Ltd.(a)	16,000	37,136
Kingsoft Corp. Ltd.	5,400	24,555
Kuaishou Technology(a)(b)	10,600	103,499
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
Kunlun Energy Co. Ltd.	10,000	$9,634
Lenovo Group Ltd.	8,000	10,258
Li Ning Co. Ltd.	7,000	14,831
Meituan, B Shares(a)(b)	17,900	276,153
Midea Group Co. Ltd.	11,500	111,426
NetEase, Inc.	6,100	159,468
New China Life Insurance Co. Ltd., H Shares	4,900	31,355
New Oriental Education & Technology Group, Inc.	2,800	12,417
PDD Holdings, Inc., ADR(a)	1,698	192,638
PetroChina Co. Ltd., H Shares	46,000	44,953
PICC Property & Casualty Co. Ltd., H Shares	6,000	12,454
Ping An Insurance (Group) Co. of China Ltd., H Shares	16,500	113,278
Pop Mart International Group Ltd.(b)	2,800	87,343
Postal Savings Bank of China Co. Ltd., H Shares(b)	23,000	16,247
Sino Biopharmaceutical Ltd.	45,000	43,097
SITC International Holdings Co. Ltd.	3,000	9,700
Sunny Optical Technology Group Co. Ltd.	1,200	11,118
Tencent Holdings Ltd.	8,200	574,100
Tencent Music Entertainment Group, ADR	2,379	49,935
Trip.com Group Ltd.	900	55,874
Vipshop Holdings Ltd., ADR	1,635	24,672
Want Want China Holdings Ltd.	54,000	39,030
Weichai Power Co. Ltd., H Shares	4,000	8,479
WuXi AppTec Co. Ltd., H Shares(b)	1,200	16,007
Wuxi Biologics (Cayman), Inc.(a)(b)	15,500	63,024
XPeng, Inc.(a)	3,500	31,850
Yum China Holdings, Inc.	520	24,274
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,500	11,534
Zhongyu Energy Holdings Ltd.	18,000	8,830
Zijin Mining Group Co. Ltd., H Shares	8,000	21,213
ZTO Express (Cayman), Inc., ADR	1,115	21,954
		5,880,665
Colombia–0.08%
Grupo Cibest S.A., Preference Shares	3,271	35,791
Czech Republic–0.06%
CEZ A.S.	297	17,208
Komercni banka A.S.	186	8,860
		26,068
Denmark–0.44%
A.P. Moller - Maersk A/S, Class B	37	73,066
Danske Bank A/S	1,078	42,766
Novo Nordisk A/S, Class B	1,813	84,319
		200,151
Finland–0.54%
Kone OYJ, Class B	669	41,082
Nokia OYJ	18,250	74,375
Nordea Bank Abp	7,138	104,156
Sampo OYJ	2,565	27,532
		247,145
France–8.08%
Air Liquide S.A.	1,158	227,821
AXA S.A.	2,508	121,811
BNP Paribas S.A.	2,431	221,654
Shares		Value
France–(continued)
Capgemini SE	112	$16,674
Cie de Saint-Gobain S.A.	1,428	163,816
Cie Generale des Etablissements Michelin S.C.A.	558	19,852
Credit Agricole S.A.	2,490	45,827
Danone S.A.	1,505	123,164
ENGIE S.A.	5,903	132,689
EssilorLuxottica S.A.	2,894	860,544
Hermes International S.C.A.	37	90,483
Kering S.A.	74	18,170
Legrand S.A.	112	16,543
Orange S.A.	5,517	83,920
Pernod Ricard S.A.	74	7,605
Safran S.A.	811	267,428
Sartorius Stedim Biotech	1,582	316,132
Societe Generale S.A.	5,903	376,780
Thales S.A.	887	238,597
Veolia Environnement S.A.	1,338	45,344
Vinci S.A.	2,084	289,486
		3,684,340
Germany–8.00%
adidas AG	37	7,072
Allianz SE	540	213,396
BASF SE	260	12,742
Bayer AG	1,450	45,097
Bayerische Motoren Werke AG	112	10,657
Deutsche Bank AG	4,013	132,174
Deutsche Boerse AG	271	78,424
Deutsche Post AG	811	36,337
Deutsche Telekom AG	11,151	399,941
E.ON SE	4,784	87,276
Hannover Rueck SE	37	11,224
Henkel AG & Co. KGaA, Preference Shares	149	11,482
Infineon Technologies AG	306	12,021
Mercedes-Benz Group AG	1,152	65,227
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	154	100,819
Rheinmetall AG	386	764,085
RWE AG	1,598	65,558
SAP SE	1,853	529,876
Siemens AG	1,466	373,395
Siemens Energy AG, Class A(a)	5,710	661,096
Volkswagen AG, Preference Shares	273	28,546
		3,646,445
Greece–0.46%
Eurobank Ergasias Services and Holdings S.A.	26,431	97,012
Hellenic Telecommunications Organization S.A.	1,338	24,249
National Bank of Greece S.A.	3,420	47,704
OPAP S.A.	1,896	42,464
		211,429
Hong Kong–1.14%
AIA Group Ltd.	5,800	54,080
CK Hutchison Holdings Ltd.	4,500	29,290
Guming Holdings Ltd.(a)	34,400	101,217
Hang Seng Bank Ltd.	1,100	16,023
Hong Kong Exchanges & Clearing Ltd.	3,600	194,828
Prudential PLC	5,538	70,256
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Hong Kong–(continued)
Sun Hung Kai Properties Ltd.	4,500	$53,449
		519,143
Hungary–0.32%
MOL Hungarian Oil & Gas PLC	1,858	16,143
OTP Bank Nyrt.	1,466	118,960
Richter Gedeon Nyrt	335	10,046
		145,149
Indonesia–0.56%
PT Astra International Tbk	155,200	47,976
PT Bank Central Asia Tbk	107,500	53,879
PT Bank Mandiri (Persero) Tbk	30,900	8,412
PT Bank Rakyat Indonesia (Persero) Tbk	122,400	27,409
PT GoTo Gojek Tokopedia Tbk(a)	5,735,900	22,540
PT Telkom Indonesia (Persero) Tbk	473,900	83,214
PT United Tractors Tbk	8,500	12,455
		255,885
Italy–2.17%
Assicurazioni Generali S.p.A.	1,784	66,553
Enel S.p.A.	23,422	206,542
Eni S.p.A.	1,375	23,468
Ferrari N.V.	37	16,225
Intesa Sanpaolo S.p.A.	34,418	207,377
Poste Italiane S.p.A.(b)	2,119	45,781
UniCredit S.p.A.	5,788	425,845
		991,791
Japan–9.04%
AEON Co. Ltd.	1,300	41,526
Bridgestone Corp.	1,700	68,765
Canon, Inc.	800	22,722
Central Japan Railway Co.	1,000	23,312
Chugai Pharmaceutical Co. Ltd.	300	14,381
Dai-ichi Life Holdings, Inc.	2,800	22,154
Daiwa House Industry Co. Ltd.	1,700	56,203
Denso Corp.	1,500	20,351
East Japan Railway Co.	2,100	45,012
FANUC Corp.	300	8,351
Fujitsu Ltd.	4,000	87,136
Hitachi Ltd.	4,900	149,943
Honda Motor Co. Ltd.	1,300	13,459
Hoya Corp.	300	37,849
Japan Post Bank Co. Ltd.	2,700	30,135
Japan Post Holdings Co. Ltd.	4,800	44,451
Japan Tobacco, Inc.	2,400	68,543
KDDI Corp.	4,000	65,646
Komatsu Ltd.	2,400	77,323
LY Corp.	12,300	44,958
Mitsubishi Corp.	2,900	57,198
Mitsubishi Electric Corp.	6,000	134,953
Mitsubishi Estate Co. Ltd.	1,500	28,084
Mitsubishi Heavy Industries Ltd.	18,600	444,101
Mitsubishi UFJ Financial Group, Inc.	19,000	261,872
Mitsui & Co. Ltd.	1,500	30,535
Mitsui Fudosan Co. Ltd.	1,900	16,983
Mizuho Financial Group, Inc.	4,970	145,778
MS&AD Insurance Group Holdings, Inc.	700	14,956
Murata Manufacturing Co. Ltd.	1,400	20,838
Shares		Value
Japan–(continued)
Nintendo Co. Ltd.	5,200	$434,610
NTT DATA Group Corp.	1,500	39,117
NTT, Inc.	30,800	31,104
ORIX Corp.	900	20,217
Otsuka Holdings Co. Ltd.	500	23,805
Panasonic Holdings Corp.	9,300	87,972
Recruit Holdings Co. Ltd.	2,400	142,395
Renesas Electronics Corp.	900	10,947
Seven & i Holdings Co. Ltd.	3,700	48,778
Shin-Etsu Chemical Co. Ltd.	1,000	28,777
SoftBank Corp.	30,700	44,356
SoftBank Group Corp.	300	22,908
Sompo Holdings, Inc.	2,200	64,871
Sony Group Corp.	23,000	553,226
Sumitomo Corp.	900	23,004
Sumitomo Mitsui Financial Group, Inc.	6,500	163,973
Suzuki Motor Corp.	5,000	54,938
Takeda Pharmaceutical Co. Ltd.	1,038	28,514
Tokio Marine Holdings, Inc.	500	20,076
Tokyo Electron Ltd.	200	31,796
Toyota Industries Corp.	400	42,773
Toyota Motor Corp.	6,000	106,726
		4,122,401
Luxembourg–0.10%
ArcelorMittal S.A.	1,487	46,359
Malaysia–0.74%
Axiata Group Bhd.	20,600	13,009
CelcomDigi Bhd.	18,800	16,907
CIMB Group Holdings Bhd.	8,300	12,688
Gamuda Bhd.	8,900	10,742
IHH Healthcare Bhd.	24,800	38,653
Malayan Banking Bhd.	17,000	37,390
MISC Bhd.	16,400	28,641
Public Bank Bhd.	46,700	45,993
QL Resources Bhd.	12,900	12,839
RHB Bank Bhd.	15,400	22,110
Telekom Malaysia Bhd.	34,900	55,099
Tenaga Nasional Bhd.	6,800	20,713
TIME dotCom Bhd.	18,200	22,130
		336,914
Mexico–1.23%
America Movil S.A.B. de C.V., Class B	210,000	189,573
Arca Continental S.A.B. de C.V.	5,400	56,281
CEMEX S.A.B. de C.V., Series CPO	25,300	22,088
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	1,000	8,292
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	10,100	91,181
Grupo Carso S.A.B. de C.V., Series A1	1,300	9,271
Grupo Financiero Banorte S.A.B. de C.V., Class O	10,500	93,573
Grupo Financiero Inbursa S.A.B. de C.V., Class O	5,500	14,184
Industrias Penoles S.A.B. de C.V.(a)	1,200	31,630
Wal-Mart de Mexico S.A.B. de C.V., Series V	15,273	45,021
		561,094
Netherlands–1.55%
Adyen N.V.(a)(b)	37	63,461
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Netherlands–(continued)
ASML Holding N.V.	154	$106,733
EXOR N.V.	136	13,107
Heineken Holding N.V.	102	6,884
ING Groep N.V.	5,634	131,303
Koninklijke Ahold Delhaize N.V.	2,855	112,762
Koninklijke Philips N.V.	335	8,749
NXP Semiconductors N.V.	74	15,819
Prosus N.V.(a)	2,586	147,727
Universal Music Group N.V.	2,431	69,932
Wolters Kluwer N.V.	186	28,971
		705,448
Peru–0.04%
Credicorp Ltd.	74	17,538
Philippines–0.14%
International Container Terminal Services, Inc.	4,270	32,787
Manila Electric Co.	3,270	30,095
		62,882
Poland–0.33%
Asseco Poland S.A.	271	14,620
Bank Polska Kasa Opieki S.A.	595	32,310
Dino Polska S.A.(a)(b)	2,230	29,410
ORLEN S.A.	818	18,216
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,375	30,108
Powszechny Zaklad Ubezpieczen S.A.	1,450	24,303
		148,967
Romania–0.02%
NEPI Rockcastle N.V.(a)	1,450	11,084
Russia–0.00%
Sberbank of Russia PJSC(c)	9,800	0
Tatneft PJSC(c)	1,980	0
VTB Bank PJSC(a)(c)	1,943	0
		0
Singapore–1.56%
DBS Group Holdings Ltd.	2,700	99,102
Oversea-Chinese Banking Corp. Ltd.	5,300	68,684
Sea Ltd., ADR(a)	2,586	405,097
Singapore Telecommunications Ltd.	27,100	80,762
United Overseas Bank Ltd.	2,000	55,565
		709,210
South Africa–1.19%
Absa Group Ltd.	2,279	22,496
Anglo American PLC	335	9,426
Bid Corp. Ltd.	929	23,353
Capitec Bank Holdings Ltd.	149	28,883
Discovery Ltd.	743	8,811
FirstRand Ltd.	5,278	22,413
Gold Fields Ltd.	5,170	126,080
Harmony Gold Mining Co. Ltd.	2,936	39,311
Impala Platinum Holdings Ltd.(a)	1,524	14,404
Naspers Ltd.	463	142,920
Nedbank Group Ltd.	2,416	32,970
Sanlam Ltd.	3,754	18,067
Shoprite Holdings Ltd.	2,379	34,585
Shares		Value
South Africa–(continued)
Standard Bank Group Ltd.	1,412	$18,169
		541,888
South Korea–1.30%
NAVER Corp.	186	31,303
Samsung Biologics Co. Ltd.(a)(b)	38	29,033
Samsung Electronics Co. Ltd.	7,216	367,756
SK hynix, Inc.	849	164,549
		592,641
Spain–3.19%
Aena S.M.E. S.A.(b)	2,416	65,058
Amadeus IT Group S.A.	1,080	86,717
Banco Bilbao Vizcaya Argentaria S.A.	17,595	293,454
Banco Santander S.A.	53,363	458,430
CaixaBank S.A.	9,067	85,305
Endesa S.A.	1,561	45,238
Iberdrola S.A.	21,492	377,750
Telefonica S.A.	8,549	44,120
		1,456,072
Sweden–2.19%
Hexagon AB, Class B	886	9,735
Investor AB, Class B	1,041	30,168
Skandinaviska Enskilda Banken AB, Class A	446	7,802
Spotify Technology S.A.(a)	1,273	797,585
Svenska Handelsbanken AB, Class A	2,899	35,322
Swedbank AB, Class A	1,561	41,566
Telefonaktiebolaget LM Ericsson, Class B	6,839	49,676
Volvo AB, Class B	1,004	28,835
		1,000,689
Switzerland–2.35%
ABB Ltd.	446	29,123
Chocoladefabriken Lindt & Spruengli AG, PC	10	147,106
Geberit AG	16	12,257
Lonza Group AG	37	25,788
Partners Group Holding AG	10	13,443
Roche Holding AG	811	253,091
Schindler Holding AG, PC	231	83,538
Swisscom AG	116	80,601
UBS Group AG	1,598	59,388
Zurich Insurance Group AG	540	368,337
		1,072,672
Taiwan–7.18%
Advantech Co. Ltd.	2,000	22,248
Asia Cement Corp.	7,000	9,462
Asustek Computer, Inc.	2,000	43,903
Catcher Technology Co. Ltd.	7,000	49,435
Cathay Financial Holding Co. Ltd.	4,000	8,107
Chang Hwa Commercial Bank Ltd.	19,236	11,882
Cheng Shin Rubber Industry Co. Ltd.	12,000	16,052
China Steel Corp.	32,000	20,781
Chunghwa Telecom Co. Ltd., ADR	10,496	455,526
CTBC Financial Holding Co. Ltd.	109,000	149,777
Delta Electronics, Inc.	2,000	37,676
E.Sun Financial Holding Co. Ltd.	17,634	18,860
Evergreen Marine Corp. Taiwan Ltd.	15,800	104,263
Far Eastern New Century Corp.	40,000	38,338
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Taiwan–(continued)
Far EasTone Telecommunications Co. Ltd.(a)	21,000	$57,275
First Financial Holding Co. Ltd.	35,510	35,078
Formosa Chemicals & Fibre Corp.	30,000	28,811
Formosa Plastics Corp.	11,000	15,647
Fubon Financial Holding Co. Ltd.	4,757	13,056
Hon Hai Precision Industry Co. Ltd.	39,000	229,339
Hon. Precision, Inc.	260	13,513
Hua Nan Financial Holdings Co. Ltd.	78,210	74,940
Largan Precision Co. Ltd.	1,000	78,433
MediaTek, Inc.	6,000	271,707
Mega Financial Holding Co. Ltd.	8,750	12,447
Nan Ya Plastics Corp.	28,000	38,189
Pegatron Corp.	27,000	71,879
President Chain Store Corp.	4,000	34,278
Radiant Opto-Electronics Corp.	2,000	9,193
Realtek Semiconductor Corp.	2,000	38,242
Shanghai Commercial & Savings Bank Ltd. (The)	27,000	38,762
SinoPac Financial Holdings Co. Ltd.	9,600	7,921
Synnex Technology International Corp.	9,000	19,946
Taishin Financial Holding Co. Ltd.	25,000	13,645
Taiwan Cooperative Financial Holding Co. Ltd.	34,455	29,244
Taiwan High Speed Rail Corp.	17,000	15,493
Taiwan Mobile Co. Ltd.	57,000	200,942
Taiwan Secom Co. Ltd.	2,000	7,572
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,586	624,829
TCC Group Holdings Co. Ltd.	30,000	24,335
Uni-President Enterprises Corp.	31,000	81,817
United Microelectronics Corp., ADR(d)	8,437	57,709
Wan Hai Lines Ltd.	8,000	23,659
WPG Holdings Ltd.	7,000	15,510
Yageo Corp.	2,194	38,552
Yang Ming Marine Transport Corp.	24,000	48,689
Yuanta Financial Holding Co. Ltd.	13,859	14,376
		3,271,338
Turkey–0.44%
Akbank T.A.S.	10,073	16,701
Aselsan Elektronik Sanayi Ve Ticaret A.S.	12,823	58,976
BIM Birlesik Magazalar A.S.	1,264	16,509
Eregli Demir ve Celik Fabrikalari T.A.S.	30,961	20,304
Turk Hava Yollari AO	7,397	52,368
Turkiye Is Bankasi A.S., Class C	64,822	23,598
Turkiye Petrol Rafinerileri A.S.	3,237	13,449
		201,905
United Kingdom–8.95%
3i Group PLC	2,277	124,420
AngloGold Ashanti PLC	1,891	85,985
AstraZeneca PLC	409	59,670
BAE Systems PLC	13,929	332,354
Barclays PLC	35,691	174,458
British American Tobacco PLC	6,212	332,822
Coca-Cola Europacific Partners PLC	558	54,081
Compass Group PLC	5,942	208,799
Haleon PLC	4,349	20,400
HSBC Holdings PLC	46,765	569,737
Imperial Brands PLC	4,399	171,470
Lloyds Banking Group PLC	138,213	141,730
London Stock Exchange Group PLC	545	66,433
Shares		Value
United Kingdom–(continued)
National Grid PLC	9,492	$133,382
NatWest Group PLC	24,193	167,937
Reckitt Benckiser Group PLC	2,122	159,035
RELX PLC	3,935	204,467
Rolls-Royce Holdings PLC	43,254	613,903
Shell PLC	6,984	250,957
SSE PLC	372	9,119
Standard Chartered PLC	5,981	107,221
Tesco PLC	5,464	30,699
Unilever PLC	632	36,669
Vodafone Group PLC	22,301	24,179
		4,079,927
United States–2.96%
Amrize Ltd.(a)	2,701	138,075
ARM Holdings PLC, ADR(a)	260	36,757
Atlassian Corp., Class A(a)	502	96,274
BP PLC	7,954	42,636
CRH PLC	186	17,627
Experian PLC	372	19,601
Ferrovial SE	1,189	60,952
GSK PLC	2,862	52,644
Holcim AG(a)	2,701	215,404
JBS N.V., BDR(a)	2,527	34,699
Novartis AG	2,971	338,358
Sanofi S.A.	926	83,128
Swiss Re AG	1,196	214,086
		1,350,241
Total Common Stocks & Other Equity Interests (Cost $32,340,033)		37,889,419
Preferred Stocks–0.01%
Multinational–0.01%
Harambee Re Ltd., Pfd.(c)	3	637
Viribus Re Ltd., Pfd.(c)	29,303	2,909
Total Preferred Stocks (Cost $30,046)		3,546
Money Market Funds–15.56%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f)	2,482,976	2,482,976
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	4,611,224	4,611,224
Total Money Market Funds (Cost $7,094,200)		7,094,200
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.68% (Cost $39,464,279)		44,987,165
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.13%
Invesco Private Government Fund, 4.32%(e)(f)(g)	16,549	16,549
Invesco Private Prime Fund, 4.46%(e)(f)(g)	43,612	43,621
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,170)		60,170
TOTAL INVESTMENTS IN SECURITIES—98.81% (Cost $39,524,449)		45,047,335
OTHER ASSETS LESS LIABILITIES–1.19%		541,152
NET ASSETS–100.00%		$45,588,487
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
CPO	– Certificates of Ordinary Participation
PC	– Participation Certificate
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $934,764, which represented 2.05% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,261,715	$5,953,059	$(5,731,798)	$-	$-	$2,482,976	$68,719
Invesco Treasury Portfolio, Institutional Class	4,200,310	11,055,680	(10,644,766)	-	-	4,611,224	127,381
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	610,827	(594,278)	-	-	16,549	650*
Invesco Private Prime Fund	-	1,436,796	(1,393,172)	-	(3)	43,621	1,776*
Total	$6,462,025	$19,056,362	$(18,364,014)	$-	$(3)	$7,154,370	$198,526

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	50	September-2025	$3,619,250	$(54,333)	$(54,333)
Equity Risk
S&P/TSX 60 Index	15	September-2025	3,510,320	87,463	87,463
Total Futures Contracts				$33,130	$33,130

(a)	Futures contracts collateralized by $275,793 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.300%	Monthly	74	September—2025	USD	197,081	$—	$(1,887)	$(1,887)
Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.300%	Monthly	85	September—2025	USD	229,692	—	(5,483)	(5,483)
Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.390%	Monthly	1,048	October—2025	USD	2,848,695	—	(84,333)	(84,333)
Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.460%	Monthly	83	September—2025	USD	221,050	—	(2,116)	(2,116)
Total — Total Return Swap Agreements									$—	$(93,819)	$(93,819)

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$541,379	$—	$541,379
Belgium	—	258,423	—	258,423
Brazil	833,983	—	—	833,983
Chile	122,362	—	—	122,362
China	418,549	5,462,116	—	5,880,665
Colombia	35,791	—	—	35,791
Czech Republic	—	26,068	—	26,068
Denmark	—	200,151	—	200,151
Finland	—	247,145	—	247,145
France	—	3,684,340	—	3,684,340
Germany	—	3,646,445	—	3,646,445
Greece	—	211,429	—	211,429
Hong Kong	—	519,143	—	519,143
Hungary	—	145,149	—	145,149
Indonesia	—	255,885	—	255,885
Italy	—	991,791	—	991,791
Japan	—	4,122,401	—	4,122,401
Luxembourg	—	46,359	—	46,359
Malaysia	—	336,914	—	336,914
Mexico	561,094	—	—	561,094
Multinational	—	—	3,546	3,546
Netherlands	15,819	689,629	—	705,448
Peru	17,538	—	—	17,538
Philippines	—	62,882	—	62,882
Poland	—	148,967	—	148,967
Romania	—	11,084	—	11,084
Russia	—	—	0	0
Singapore	405,097	304,113	—	709,210
South Africa	—	541,888	—	541,888
South Korea	—	592,641	—	592,641
Spain	—	1,456,072	—	1,456,072
Sweden	797,585	203,104	—	1,000,689
Switzerland	—	1,072,672	—	1,072,672
Taiwan	1,138,064	2,133,274	—	3,271,338
Turkey	—	201,905	—	201,905
United Kingdom	54,081	4,025,846	—	4,079,927
United States	305,805	1,044,436	—	1,350,241
Money Market Funds	7,094,200	60,170	—	7,154,370
Total Investments in Securities	11,799,968	33,243,821	3,546	45,047,335
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$87,463	$—	$—	$87,463
Other Investments - Liabilities*
Futures Contracts	(54,333)	—	—	(54,333)
Swap Agreements	—	(93,819)	—	(93,819)
	(54,333)	(93,819)	—	(148,152)
Total Other Investments	33,130	(93,819)	—	(60,689)
Total Investments	$11,833,098	$33,150,002	$3,546	$44,986,646

*	Unrealized appreciation (depreciation).
Invesco Advantage International Fund